Other receivables, net	12 Months Ended
Jun. 30, 2026
Other receivables, net
Other receivables, net

Note 4 – Other receivables, net

Other receivables, net consist of the following:

	June 30,	June 30,
	2026	2025
Advances to a third party	$376,007	$1,202,601
Interest receivables	446,667	236,667
Total other receivables	822,674	1,439,268
Less: allowance for credit losses	(278,693)	(403,403)
Total other receivables, net	$543,981	$1,035,865

Movements of allowance for credit losses are as follows:

	For the year ended	For the year ended	For the year ended
	June 30,	June 30,	June 30,
	2026	2025	2024
Beginning balance	$403,403	$2,972,289	$2,582,761
Addition	603,839	13,875	389,528
Write-off	(728,549)	(2,582,761)	—
Ending balance	$278,693	$403,403	$2,972,289